PRIVATE PLACEMENT (Q3) (Details) - USD ($)		3 Months Ended	7 Months Ended
	Aug. 12, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020
Private Placement [Abstract]
Warrants issued (in shares)	7,000,000
Share price (in dollars per share)	$ 1.00
Proceeds from private placement of warrants	$ 7,000,000
Private Placement Warrants [Member]
Private Placement [Abstract]
Warrants issued (in shares)	7,000,000	7,000,000	7,000,000
Share price (in dollars per share)	$ 1.00
Proceeds from private placement of warrants	$ 7,000,000
Private Placement Warrants [Member] | Class A Ordinary Shares [Member]
Private Placement [Abstract]
Number of ordinary shares called by each warrant (in shares)			1	1
Exercise price of warrant (in dollars per share)			$ 11.50	$ 11.50